Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2020
Financial Instruments [Abstract]
Carrying Values And Estimated Fair Values
	August 31, 2020		August 31, 2019
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
Liabilities
Long-term debt (including current portion)(1)	4,548	5,613	5,308	6,014
(1) Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Allowance for Doubtful Accounts for Expected Credit Losses
	2020	2019
	$	$
Balance, beginning of period	63	38
Additions (doubtful accounts expense)	60	40
Net usage	(49)	(15)
Balance, end of period	74	63

Undiscounted Contractual Maturities
	Short-term borrowings	Accountspayable andaccruedliabilities(1)	Long-termdebtrepayable atmaturity	Leases (note 14)	Interestpayments
Within one year	200	999	1	154	218
1 to 3 years	-	-	502	288	436
3 to 5 years	-	-	546	273	365
Over 5 years	-	-	3,550	916	1,932
	200	999	4,599	1,631	2,951
(1) Includes accrued interest and dividends of $217.